Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	WWAV
Entity Registrant Name	WHITEWAVE FOODS Co
Entity Central Index Key	0001555365
Entity Filer Category	Non-accelerated Filer